OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2018
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

14. OTHER NON‑CURRENT ASSETS

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Prepayment of long-term investment	112,902	—

In September 2017, the Company prepaid investment consideration of RMB112.9 million in Jincheng, a professional consumer financial services provider. The investment was closed in October 2018 and prepayment of long-term investment was transferred to long-term investment (Note 13).